TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Gross tax liabilities at January 1, 2011	$1,857

Increases in tax positions for current year	56
Addition of tax position of prior years	494
Decrease in tax position resulting from settlement	(1,667)
Foreign currency adjustments	15

Gross tax liabilities at December 31, 2011	755

Increases in tax positions for current year	177
Addition of tax position of prior years	167
Foreign currency adjustments	(15)

Gross tax liabilities at December 31, 2012	1,084

Increases in tax positions for current year	151
Addition of tax position of prior years	68
Foreign currency adjustments	92

Gross tax liabilities at December 31, 2013	$1,395

Schedule of Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2013	2012
Deferred tax assets:

Intangible assets	$127	$191
Other temporary differences	5,404	4,564
Temporary differences related to inventory	1,535	2,054
Unrealized profit from sales to subsidiary	1,910	2,744
Less-valuation allowance	(397)	(300)

Total net deferred tax assets	8,579	9,253

Deferred tax liabilities
Property and equipment	(4,030)	(3,230)
Intangible assets	(3,657)	(4,480)
Other temporary differences	(23)	-

Total deferred tax liabilities	(7,710)	(7,710)

Deferred tax assets (liabilities), net	$869	$1,543

Reconciliation of Effective Tax Rate to Statutory Tax Rate
A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2013	2012	2011

Income before taxes on income	$74,689	$47,188	$32,971

Statutory tax rate in Israel	25%	25%	24%

Income taxes at statutory rate	$18,672	$11,797	$7,913

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(11,267)	(7,192)	(3,707)
Non-deductible expenses, net	1,274	1,025	506
Adjustment for change in tax law	575	-	(1,800)
Decrease in taxes from prior years	-	-	(533)
Increase in taxes resulting from tax settlement with tax authorities	-	-	802
Tax adjustment in respect of foreign subsidiaries' different tax rates	741	558	72
Uncertain tax liability (ASC 740)	219	344	56
Changes in valuation allowance	97	211	(72)
Others	25	78	363

Income tax expense	$10,336	$6,821	$3,600

Effective tax rate	14%	14%	11%

Per share amounts (basic) of the tax benefit resulting from an "Approved Enterprise"	$(0.31)	$(0.22)	$(0.19)
Per share amounts (diluted) of the tax benefit resulting from an "Approved Enterprise"	$(0.30)	$(0.22)	$(0.19)

Schedule of Income before Taxes on Income
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2013	2012	2011

Domestic	$65,657	$40,691	$31,297
Foreign	9,032	6,497	1,674

	$74,689	$47,188	$32,971

Schedule of Tax Expenses on Income
Tax expenses on income are comprised as follows:

	Year ended December 31,
	2013	2012	2011

Current taxes	$10,119	$8,742	$6,720
Taxes in respect of prior years	-	-	192
Deferred taxes	217	(1,921)	(3,312)

	$10,336	$6,821	$3,600

Domestic	$6,935	$4,930	$3,177
Foreign	3,941	1,891	423

	$10,336	$6,821	$3,600